EARNINGS PER COMMON SHARE - Narrative (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Earnings (loss) attributable to common shareholders	$ 1,721	$ 1,648
Weighted average number of common shares (in shares)	573	550	[1]
Earnings attributable to common shareholders, net of preferred share dividends	$ 1,721	$ 1,648	[1]
Adjusted weighted average number of ordinary shares outstanding (in shares)	574	551	[1]

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies